Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	001-32587
Entity Registrant Name	ALTIMMUNE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2726770
Entity Address State Or Province	MD
Entity Address, Address Line One	910 Clopper Road
Entity Address, Adress Line Two	Suite 201S
Entity Address, City or Town	Gaithersburg
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	654-1450
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ALT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001326190
Amendment Flag	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false